Financial instruments and risk management (Narrative) (Details) (EUR €)	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Jul. 25, 2013 Asm Pacific Technology Ltd [Member]	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]	Dec. 31, 2013 ASM [Member]	Dec. 31, 2013 Single Customer [Member]	Dec. 31, 2012 Single Customer [Member]	Dec. 31, 2011 Single Customer [Member]	Dec. 31, 2013 Ten Largest Customers [Member]	Dec. 31, 2012 Ten Largest Customers [Member]	Dec. 31, 2011 Ten Largest Customers [Member]
Financial Instruments And Risk Management [Line Items]
Hypothetical percentage of strengthening and weakening of currency	10.00%
Percentage of stake sold		12.00%	11.88%
Percentage of revenue on net sales					28.30%	8.80%	6.40%	85.60%	31.60%	27.90%
Percentage of outstanding balance in accounts receivable					28.10%	6.50%	4.50%
Short-term lines of credit, amount	€ 150,000,000			€ 150,000,000
Lines of credit amount outstanding	0
Line of credit facility amount undrawn	€ 150,000,000